SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Details 7) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Russia
Retirement benefit and social security costs
Social contribution expensed	$ 127.6	$ 96.3	$ 122.3
Ukraine
Retirement benefit and social security costs
Payments to the pension fund	$ 70.5	$ 64.9	$ 14.9